Additional Accounting Policy and Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising [Abstract]
Capitalized Direct-response Advertising Costs	$ 5.7	$ 3.7
Advertising Expense	29.6	27.2	31.1
Catalog Amortization Expense Included in Advertising Expense	7.2	6.8	11.1
Direct-response Advertising Costs, Expected Period of Benefit	generally one to three years
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	23.7	22.5
Derivative Contracts [Abstract]
Notional Amount of Cash Flow Hedge Instruments	0
Notional Amount of Fair Value Hedge Instruments	0
Schedule of Equity Method Investments [Line Items]
Purchases of Products for Resale from Joint Venture	45.1	44.0	45.1
Investments [Abstract]
Available-for-Sale Investments, Maximum Ownership Percentage	20.00%
Cost Method Investments	$ 11.9	$ 10.6
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Joint Ventures [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Joint Ventures [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%